Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

NOTE 7:- CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs for the years ended December 31, 2022 and 2021 were as follows:

	Year ended December 31,
	2022	2021

Balance at the beginning of the year	$25,203	$24,362

Capitalization	6,097	7,911
Amortization	(5,840)	(7,679)
Functional currency translation adjustments	(2,034)	609

Balance at year end	$23,426	$25,203

Amortization of capitalized software development costs for 2022, 2021 and 2020, was $5,840, $7,679 and $6,558, respectively. Amortization expense is included in cost of revenues.